Segmented information	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Segmented information
28.	Segmented information

The Company has two operating segments at December 31, 2020 which are the small molecule therapeutics segment, and the plasma-derived therapeutics segment. In previous financial statements, the Company also presented results for the bioseparations segment but since the sale of the bioseparation business on November 25, 2019 (note 5), those operations are being presented as discontinued operations in the consolidated statements of operations. The segmented information for prior periods has been restated to present the existing segments at the reporting date.

Small molecule therapeutics: The segment is focused on the discovery and development of novel small molecule drug candidates for the treatment of patients suffering from respiratory fibrotic diseases and other fibrotic or inflammatory diseases that have a high unmet medical need. Our lead small product candidate, fezagepras, is currently being developed for idiopathic pulmonary fibrosis.

Plasma-derived therapeutics: The segment leverages Liminal’s experience in bioseparation technologies used to isolate and purify biopharmaceuticals from human plasma. With respect to this second platform, the Company is focused on the development of its plasma-derived investigative drug Ryplazim® (plasminogen), or Ryplazim®, a highly purified glu-plasminogen derived from human plasma that acts as a plasminogen replacement therapy for patients deficient in plasminogen protein.

The reconciliation to the consolidated statement of operations column includes the elimination of intercompany transactions between the segments and the remaining activities not included in the above segments. These expenses generally pertain to public entity reporting obligations, investor relations, financing and other corporate office activities.

The accounting policies of the segments are the same as the accounting policies of the Company. The operating segments results include intercompany transactions between the segments which are done in a manner similar to transactions with third parties.

a) Revenues and expenses by operating segments:

For the year ended December 31, 2020	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$5	$2,599	$713	$3,317

Expenses
Cost of sales and other production expenses	—	1,905	128	2,033
Manufacturing and purchase cost of product candidates used for R&D activities	106	27,427	—	27,533
R&D - Other expenses	13,107	16,239	(53)	29,293
Administration, selling and marketing expenses	3,269	6,532	28,751	38,552
Segment loss	$(16,477)	$(49,504)	$(28,113)	$(94,094)
Gain on foreign exchange				(668)
Finance costs				8,982
Gain on extinguishments of liabilities				(79)
Change in fair value of financial instruments measured at fair value through profit or loss				(850)
Impairment losses				20,859
Net loss before income taxes from continuing operations				$(122,338)
Other information
Depreciation and amortization	$1,007	$6,735	$705	$8,447
Share-based payment expense	2,153	558	3,523	6,234

For the year ended December 31, 2019	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$34	$4,736	$134	$4,904

Cost of sales and other production expenses	—	2,633	130	2,763
Manufacturing and purchase cost of product candidates used for R&D activities	132	37,107	(195)	37,044
R&D - Other expenses	15,419	22,366	285	38,070
Administration, selling and marketing expenses	4,709	8,368	32,206	45,283
Segment loss	$(20,226)	$(65,738)	$(32,292)	$(118,256)
Gain on foreign exchange				(1,451)
Finance costs				14,056
Loss on extinguishments of liabilities				92,374
Change in fair value of financial instruments measured at fair value through profit or loss				(1,140)
Impairment losses				12,366
Net loss before income taxes from continuing operations				$(234,461)
Other information
Depreciation and amortization	$779	$7,400	$679	$8,858
Share-based payment expense	4,782	4,390	12,369	21,541

For the year ended December 31, 2018	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$—	$24,521	$112	$24,633

Cost of sales and other production expenses	—	25,297	410	25,707
Manufacturing and purchase cost of product candidates used for R&D activities	1,692	37,107	(132)	38,667
R&D - Other expenses	14,234	31,727	230	46,191
Administration, selling and marketing expenses	3,522	10,393	15,533	29,448
Segment loss	$(19,448)	$(80,003)	$(15,929)	$(115,380)
Loss on foreign exchange				4,696
Finance costs				22,041
Gain on extinguishments of liabilities				(33,626)
Share of losses of an associate				22
Impairment losses				149,952
Change in fair value of financial instruments measured at fair value through profit or loss				1,000
Net loss before income taxes from continuing operations				$(259,465)
Other information
Depreciation and amortization	$480	$3,644	$415	$4,539
Share-based payment expense	1,270	1,524	3,606	6,400

Information by geographic area

b) Capital, intangible and right-of-use assets by geographic area

	2020	2019
Canada	$28,231	$48,309
United Kingdom	2,092	3,141
United States	12,517	17,121
	$42,840	$68,571

c) Revenues by location from continuing operations

	2020	2019	2018
United States	$2,073	$3,023	$22,854
Canada	672	1,881	1,519
United Kingdom	572	—	—
Norway	—	—	260
	$3,317	$4,904	$24,633

Revenues are attributed to countries based on the location of customers.

The Company derives significant revenues from certain customers. During the year ended December 31, 2020, there is one customer in the plasma-derived therapeutics segment who accounted for 63% of total revenue from continuing operations. During the year ended December 31, 2019, there were two customers in the Plasma-derived therapeutics segment who accounted for 97% (62% and 35% respectively) of total revenue from continuing operations. For the year ended December 31, 2018, there were two customers in the Plasma-derived therapeutics segment who accounted for 93% (57% and 36% respectively) of total revenues for continuing operations.